REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue [abstract]
Schedule of Revenues
	For the Six-month period ended June 30,
	2021	2020
	Unaudited
	U.S. dollars (in thousands)

Turnkey contracts	16,065	14,430
Games	979	800
Total royalties	17,044	15,230

Development and other services from Aspire (See also Note 3B)	928	1,348
Development and other services from NPI (See also Note 4A)	3,724	1,744
Development and other services from Michigan Joint Operation (See also Note 4B)	676	655
Total Development and other services	5,328	3,747
Use of IP rights (William Hill only, see also Note 3A)	3,864	3,094
Total Revenues	26,236	22,071

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Turnkey contracts	32,252	17,240	13,684
Games	2,006	2,189	2,098
Total royalties	34,258	19,429	15,782

Development and other services from Aspire (See also Note 6B)	2,430	4,099	3,421
Development and other services from NPI (See also Note 7A)	4,404	2,914	1,244
Development and other services from Michigan Joint Operation (See also Note 7B)	1,413	958	594
Total Development and other services	8,247	7,971	5,259
Use of IP rights (William Hill only, see also Note 6A)	6,697	5,662	2,437
Total Revenues	49,202	33,062	23,478